Accumulated losses	6 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Accumulated losses	Accumulated losses
Movements in accumulated losses were as follows:

	2024	2023

	(In thousands of US Dollars)
As of July 1	(333,094)	(39,649)
Loss during the half-year	(5,655)	(281,486)
As of December 31	(338,749)	(321,135)